Form N-CSR Cover	6 Months Ended
Jun. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Augustar® Variable Insurance Products Fund, Inc.
Entity Central Index Key	0000315754
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026